N-4	Apr. 26, 2023 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	NML Variable Annuity Account B
Entity Central Index Key	0000072176
Entity Investment Company Type	N-4
Document Period End Date	Apr. 26, 2023
Amendment Flag	false
Flexible Payment Variable Annuity
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Cross-Reference(s) to Location in Prospectus
Charges for Early Withdrawal
For back-load Contracts, if you withdraw amounts from or surrender your
Contract within eight years following the applicable Purchase Payment(s), you will be assessed a withdrawal charge of up to 6% of the Purchase Payment(s)
Any applicable withdrawal (or surrender) charge, market value adjustment, federal/state tax withholding, and/or Express Mail Delivery fee will be assessed against and deducted from the amount withdrawn.
For example, if you surrender your back-load Contract before your first
Contract anniversary and your total initial investment was $100,000, you will pay a surrender charge of up to $6,000.
Fee and Expense Tables – Contract Fees and Expenses
Transaction Charges
In addition to (or instead of) withdrawal charges, you may also be charged for other transactions, such as certain tax-related charges, a front-end sales load on front-load Contracts, as well as charges for expedited delivery or wire transfers.
The maximum sales load on a front-load Contract is 4.5% as a percentage of
Purchase Payments.
Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee and Expense Tables – Contract Fees and Expenses, Range of Annual Portfolio Operating Expenses, and Examples
	Annual Fee	Minimum	Maximum
	Base Contract (varies depending on whether Contract is front-load or back-load)	0.50%[1]	1.50%[1]
	Investment Options (Portfolio company fees and expenses)	0.21%[2]	1.28%[2]
	Optional Benefits Available for an Additional Charge (for single optional benefit if elected)	0.10%[3]	0.40%[3]
1As a percentage of Separate Account assets. [2]As a percentage of Portfolio assets. [3]As a percentage of entire benefit.
FEES AND EXPENSES	Cross-Reference(s) to Location in Prospectus

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

LOWEST ANNUAL COST $678[1]	HIGHEST ANNUAL COST $3,391[1]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract
Classes and Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional Purchase Payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination
of Contract Classes and
Portfolio fees and expenses
•No sales charges
•No additional Purchase
Payments, transfers or
withdrawals

[1]The lowest and highest dollar amount of fees that would be assessed, based on the assumptions described in the tabular presentation above, for each of the first 10 Contract years.
RISKS
Risk of Loss	You can lose money by investing in the Contract.	The Investment Options
Not a Short-Term Investment
The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings. Surrender and withdrawal charges may apply to Purchase Payments for up to eight years. Your Contract Value will be reduced if you withdraw money and withdrawals may be subject to income taxes and tax penalties or other unfavorable treatment.
The Contract – Generally
Risks Associated with Investment Options
Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options (Portfolios) and fixed account options you choose. Each Portfolio
(including any fixed account investment options) will have its own unique risks.
You should review these investment options Portfolios before making an investment decision.
The Guaranteed Interest Fund 8 (GIF 8), a fixed investment option offered under the Contract, is subject to the risk of negative Market Value Adjustment
(MVA), which could decrease the amount transferred or withdrawn from the
GIF 8. You should carefully consider the effects of a negative MVA before making a transfer or withdrawal from GIF 8.
The Investment Options
Insurance Company Risks
Investment in the Contract is subject to the risks related to the depositor
(Northwestern Mutual), and any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling (888)
455-2232.
The Company
	RESTRICTIONS	Cross-Reference(s) to Location in Prospectus
Investments
Transfer requests involving the fixed account options are subject to special restrictions, including individual state law restrictions as to availability or amounts. These options are available only during the accumulation phase of your Contract and after your initial investment may be subject to limits on additional amounts, including minimum required investments or maximum limits on total amounts. Transfers out of these fixed options are also subject to specific limitations, including charges, and monies moved out of these options may limit the availability of any positive market value adjustment that might otherwise apply.
Transfers among Divisions are subject to the Contract’s short-term and excessive trading policies.
Under certain circumstances Northwestern Mutual reserves the right to remove a Portfolio or substitute another Portfolio for such Portfolio.

The Investment
Options – Fixed
Options and The
Contract – Purchase
Payments Under the
Contract
(Guaranteed
Account Investment
Minimums and
Maximums)
The Investment
Options (Short Term
and Excessive
Trading)
Contract Owner
Services
(Substitution of
Portfolio Shares and
Other Changes)

Optional Benefits	Optional benefits may be subject to additional charges that may vary by issue age, are not available for all issue ages, must be elected at issue and cannot be added once it is removed or expires.	The Contract – Death Benefit (Enhanced Death Benefit Examples)
TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract. There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals (and some distributions)
will generally be subject to ordinary income tax rates, and may be subject to penalties.
Federal Income Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation
The Contract is sold exclusively through financial representatives of
Northwestern Mutual’s affiliated broker-dealer, who are compensated with a commission based on a percentage of Purchase Payments, and Northwestern
Mutual may share revenue it earns on the Contract with its affiliated broker-
dealer. These financial representatives may have a financial incentive to offer or recommend the Contract over other investments.
Additional Information – The Distributor
Exchanges
Some financial representatives may have a financial incentive to offer a new
Contract in place of the one you already own. You should only exchange an existing contract if you determine, after comparing the features, fees and risks of both contracts, that it is preferable to purchase the new Contract rather than continue to own an existing contract.
Additional Information – The Distributor

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawal
For back-load Contracts, if you withdraw amounts from or surrender your
Contract within eight years following the applicable Purchase Payment(s), you will be assessed a withdrawal charge of up to 6% of the Purchase Payment(s)
Any applicable withdrawal (or surrender) charge, market value adjustment, federal/state tax withholding, and/or Express Mail Delivery fee will be assessed against and deducted from the amount withdrawn.
For example, if you surrender your back-load Contract before your first
Contract anniversary and your total initial investment was $100,000, you will pay a surrender charge of up to $6,000.
Fee and Expense Tables – Contract Fees and Expenses

Surrender Charge Phaseout Period, Years | yr	8
Surrender Charge (of Purchase Payments) Maximum [Percent]	6.00%
Surrender Charge Example Maximum [Dollars]	$ 6,000
Transaction Charges [Text Block]
Transaction Charges
In addition to (or instead of) withdrawal charges, you may also be charged for other transactions, such as certain tax-related charges, a front-end sales load on front-load Contracts, as well as charges for expedited delivery or wire transfers.
The maximum sales load on a front-load Contract is 4.5% as a percentage of
Purchase Payments.
Charges

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee and Expense Tables – Contract Fees and Expenses, Range of Annual Portfolio Operating Expenses, and Examples
	Annual Fee	Minimum	Maximum
	Base Contract (varies depending on whether Contract is front-load or back-load)	0.50%[1]	1.50%[1]
	Investment Options (Portfolio company fees and expenses)	0.21%[2]	1.28%[2]
	Optional Benefits Available for an Additional Charge (for single optional benefit if elected)	0.10%[3]	0.40%[3]
1As a percentage of Separate Account assets. [2]As a percentage of Portfolio assets. [3]As a percentage of entire benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

LOWEST ANNUAL COST $678[1]	HIGHEST ANNUAL COST $3,391[1]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract
Classes and Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional Purchase Payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination
of Contract Classes and
Portfolio fees and expenses
•No sales charges
•No additional Purchase
Payments, transfers or
withdrawals

[1]The lowest and highest dollar amount of fees that would be assessed, based on the assumptions described in the tabular presentation above, for each of the first 10 Contract years.

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.50%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.50%
Base Contract (N-4) Footnotes [Text Block]	1As a percentage of Separate Account assets.
Investment Options (of Other Amount) Minimum [Percent]	0.21%
Investment Options (of Other Amount) Maximum [Percent]	1.28%
Investment Options Footnotes [Text Block]	2As a percentage of Portfolio assets.
Optional Benefits Minimum [Percent]	0.10%
Optional Benefits Maximum [Percent]	0.40%
Optional Benefits Footnotes [Text Block]	3As a percentage of entire benefit.
Lowest and Highest Annual Cost [Table Text Block]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

LOWEST ANNUAL COST $678[1]	HIGHEST ANNUAL COST $3,391[1]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract
Classes and Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional Purchase Payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination
of Contract Classes and
Portfolio fees and expenses
•No sales charges
•No additional Purchase
Payments, transfers or
withdrawals

[1]The lowest and highest dollar amount of fees that would be assessed, based on the assumptions described in the tabular presentation above, for each of the first 10 Contract years.

Lowest Annual Cost [Dollars]	$ 678
Highest Annual Cost [Dollars]	$ 3,391
Lowest Annual Cost Footnotes [Text Block]	[1]The lowest and highest dollar amount of fees that would be assessed, based on the assumptions described in the tabular presentation above, for each of the first 10 Contract years.
Highest Annual Cost Footnotes [Text Block]	[1]The lowest and highest dollar amount of fees that would be assessed, based on the assumptions described in the tabular presentation above, for each of the first 10 Contract years.
Risks [Table Text Block]
Risk of Loss	You can lose money by investing in the Contract.	The Investment Options
Not a Short-Term Investment
The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings. Surrender and withdrawal charges may apply to Purchase Payments for up to eight years. Your Contract Value will be reduced if you withdraw money and withdrawals may be subject to income taxes and tax penalties or other unfavorable treatment.
The Contract – Generally
Risks Associated with Investment Options
Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options (Portfolios) and fixed account options you choose. Each Portfolio
(including any fixed account investment options) will have its own unique risks.
You should review these investment options Portfolios before making an investment decision.
The Guaranteed Interest Fund 8 (GIF 8), a fixed investment option offered under the Contract, is subject to the risk of negative Market Value Adjustment
(MVA), which could decrease the amount transferred or withdrawn from the
GIF 8. You should carefully consider the effects of a negative MVA before making a transfer or withdrawal from GIF 8.
The Investment Options
Insurance Company Risks
Investment in the Contract is subject to the risks related to the depositor
(Northwestern Mutual), and any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling (888)
455-2232.
The Company

Investment Restrictions [Text Block]	Transfer requests involving the fixed account options are subject to special restrictions, including individual state law restrictions as to availability or amounts. These options are available only during the accumulation phase of your Contract and after your initial investment may be subject to limits on additional amounts, including minimum required investments or maximum limits on total amounts. Transfers out of these fixed options are also subject to specific limitations, including charges, and monies moved out of these options may limit the availability of any positive market value adjustment that might otherwise apply.Transfers among Divisions are subject to the Contract’s short-term and excessive trading policies.Under certain circumstances Northwestern Mutual reserves the right to remove a Portfolio or substitute another Portfolio for such Portfolio.
Optional Benefit Restrictions [Text Block]	Optional benefits may be subject to additional charges that may vary by issue age, are not available for all issue ages, must be elected at issue and cannot be added once it is removed or expires.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract. There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals (and some distributions) will generally be subject to ordinary income tax rates, and may be subject to penalties.
Investment Professional Compensation [Text Block]	The Contract is sold exclusively through financial representatives of Northwestern Mutual’s affiliated broker-dealer, who are compensated with a commission based on a percentage of Purchase Payments, and Mutual may share revenue it earns on the Contract with its affiliated broker-dealer. These financial representatives may have a financial incentive to offer or recommend the Contract over other investments.
Exchanges [Text Block]	Some financial representatives may have a financial incentive to offer a new Contract in place of the one you already own. You should only exchange an existing contract if you determine, after comparing the features, fees and risks of both contracts, that it is preferable to purchase the new Contract rather than continue to own an existing contract.
Item 4. Fee Table [Text Block]	Fee and Expense TablesContract Fees and Expenses The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from the Contract. There are two sets of tables: one for a front-load Contract (in which a sales charge is assessed when Purchase Payments are made) and one for a back-load Contract (in which a sales charge is assessed if and when amounts are withdrawn). Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have selected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from the Contract, or transfer Contract Value between investment options. These tables do not include any charge for state premium tax deductions, which we do not charge for at present, but we reserve the right to do so. Each table shows the maximum and current fees and expenses for multiple Contract versions. The first column [(the “RR” series)] shows the maximum and current fees and expenses related to the current Contract version. The subsequent columns show the maximum and current fees and expenses for each prior Contract version shown in Appendix B in the Prospectus.Front-Load Contract (in which a sales charge is assessed when Purchase Payments are made)
Transaction Expenses	Current Contract[1]		Prior Contracts[1]
	[RR]		[QQ]		[LL]		[JJ/KK]
	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee
Maximum Sales Load (as a percentage of Purchase Payments)[2]	4.5%	4.5%	4.0%	4.0%	3.0%	3.0%	8.0%	8.0%
Withdrawal Charge	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Transfer Fee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Expedited Delivery Charge[3]	$17	$17	$17	$17	$17	$17	$17	$17
Wire Transfer Fee[4]	$15	$15	$15	$15	$15	$15	$15	$15
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges as shown below.
Annual Contract Expenses	Current Contract[1]		Prior Contracts[1]
	[RR]		[QQ]		[LL]		[JJ/KK]
	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee
Administrative Expenses[5]	$30	$30	$30	$30	$30	$30	N/A	N/A
Base Contract Expenses (as a percentage of Separate Account assets)[6]	0.75%	0.50%	0.75%	0.40%	1.0%	0.75%	1.0%	0.75%
Optional Enhanced Death Benefit Expenses (as a percentage of the entire benefit)[7]	0.40%	0.10%	N/A	N/A	N/A	N/A	N/A	N/A
Back-Load Contract (in which a sales charge is assessed if and when amounts are withdrawn)
Transaction Expenses	Current Contract[1]		Prior Contracts[1]
	[RR]		[QQ]		[MM]
	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee
Sales Load (as a percentage of Purchase Payments)[2]	N/A	N/A	N/A	N/A	N/A	N/A
Maximum Withdrawal Charge for Sales Expenses	6.00%	6.00%	8.00%	8.00%	8.00%	8.00%
Transfer Fee	N/A	N/A	N/A	N/A	N/A	N/A
Expedited Delivery Charges[3]	$17	$17	$17	$17	$17	$17
Wire Transfer Fee[4]	$15	$15	$15	$15	$15	$15
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio company fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges as shown below.
Annual Contract Expenses	Current Contract[1]		Prior Contracts[1]
	[RR]		[QQ]		[MM]
	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee
Administrative Expenses[5]	$30	$30	$30	$30	$30	$30
Base Contract Expenses (as a percentage of Separate Account assets)[6]	1.50%	1.25%	1.50%	1.25%	1.50%	1.25%
Optional Enhanced Death Benefit Expenses (as a percentage of the entire benefit)[7]	0.40%	0.10%	N/A	N/A	N/A	N/A
1 Each table shows the maximum and current fees and expenses for multiple Contract versions. The first column [the “RR” series] shows the maximum and current fees and expenses related to the current Contract version. The subsequent columns show the maximum and current fees and expenses for each prior Contract version shown in Appendix B in the Prospectus.2 The sales load for a front-load Contract depends on the amount of cumulative Purchase Payments. For the back-load Contracts, the base contract expense and the Withdrawal Charge depend on the length of time amounts have been held under the Contract and the size of the amounts held. (See “Base Contract Charges” and “Withdrawal Charges—Withdrawal Charge Rates.”)3 For express mail delivery with signature required; the express mail delivery charge without signature is $15.4 We also charge $15 for wire transfers in connection with withdrawals.5 We charge an Annual Contract Fee of $30. We are currently waiving the Annual Contract Fee if Purchase Payments less withdrawals equal or exceed $25,000. We reserve the right to change this practice in the future. We will give at least 30 days prior notice.6 We reserve the right to increase the current base contract expenses to the maximum annual rate of 0.75% for the front-load Contract. For back-load Contracts, there are two types of Accumulation Units: “Class A” and “Class B.” We reserve the right to increase the current base contract expense to the maximum annual rate of 1.50% for the back-load Contract Class B Accumulation Units and 0.75% for back-load Contract Class A Accumulation Units. Under the back-load Contract, we convert Class B Accumulation Units to Class A Accumulation Units on a Contract Anniversary if the Contract Value is at least $25,000 and the Class B Accumulation Units are no longer subject to a Withdrawal Charge. For further information on Class B and Class A Accumulation Units, see “Base Contract Charges—Reduction of Charges.” The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges.7 The maximum charge is for issue age (i.e., the age nearest the Primary Annuitant’s birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant's 80th birthday, increased by any Purchase Payments we received since that Contractanniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contractis issued. At the time of issue, the value of the EDB would be equal to the greater of the Initial Purchase Payment or the Contract Value.Annual Portfolio Operating Expenses The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. A complete list of the Portfolios available under the Contract, including their annual expenses, may be found at the back of this document (i.e., Appendix A: Portfolios Available Under Your Contract).
	Minimum	Maximum
Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.21%	1.28%
Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.20%	1.11%
*The “Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses as of December 31, 2022 charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total Annual Portfolio Operating Expenses and will continue for at least one year from the date of this prospectus.For more information about voluntary fee waivers that may be in place, see the “Charges” section.Examples[1] The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, annual Contract fees, and the fees and annual Portfolio expense. The Examples assume that you invest $100,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum expenses of the underlying Portfolios (as set forth above) as well as the Optional Enhanced Death Benefit Maximum Charge. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows: Back-Load Contract With the Enhanced Death Benefit
	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$8,972	$15,687	$20,641	$35,133
If you annuitize at the end of the applicable time period:	$2,972	$9,687	$16,641	$35,133
If you do not surrender your Contract:	$2,972	$9,687	$16,641	$35,133
Front-Load Contract With the Enhanced Death Benefit
	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$6,593	$11,531	$16,724	$30,908
If you annuitize at the end of the applicable time period:	$6,593	$11,531	$16,724	$30,908
If you do not surrender your Contract:	$6,593	$11,531	$16,724	$30,908
[1]The charge for the EDB above was determined by multiplying the maximum EDB percentage charge (40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee is reflected as 0.01% for the front-load Contract and 0.04% for the back-load Contract based on the annual Contract fees collected divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2022.Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.
Administrative Expense, Footnotes [Text Block]	We charge an Annual Contract Fee of $30. We are currently waiving the Annual Contract Fee if Purchase Payments less withdrawals equal or exceed $25,000. We reserve the right to change this practice in the future. We will give at least 30 days prior notice.
Base Contract Expense, Footnotes [Text Block]	We reserve the right to increase the current base contract expenses to the maximum annual rate of 0.75% for the front-load Contract. For back-load Contracts, there are two types of Accumulation Units: “Class A” and “Class B.” We reserve the right to increase the current base contract expense to the maximum annual rate of 1.50% for the back-load Contract Class B Accumulation Units and 0.75% for back-load Contract Class A Accumulation Units. Under the back-load Contract, we convert Class B Accumulation Units to Class A Accumulation Units on a Contract Anniversary if the Contract Value is at least $25,000 and the Class B Accumulation Units are no longer subject to a Withdrawal Charge. For further information on Class B and Class A Accumulation Units, see “Base Contract Charges—Reduction of Charges.” The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges.
Annual Portfolio Company Expenses [Table Text Block]	Annual Portfolio Operating Expenses The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. A complete list of the Portfolios available under the Contract, including their annual expenses, may be found at the back of this document (i.e., Appendix A: Portfolios Available Under Your Contract).
	Minimum	Maximum
Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.21%	1.28%
Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.20%	1.11%
*The “Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses as of December 31, 2022 charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total Annual Portfolio Operating Expenses and will continue for at least one year from the date of this prospectus.For more information about voluntary fee waivers that may be in place, see the “Charges” section.
Portfolio Company Expenses [Text Block]	Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)
Portfolio Company Expenses Minimum [Percent]	0.21%
Portfolio Company Expenses Maximum [Percent]	1.28%
Surrender Example [Table Text Block]	Back-Load Contract With the Enhanced Death Benefit Front-Load Contract With the Enhanced Death Benefit [1]The charge for the EDB above was determined by multiplying the maximum EDB percentage charge (40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee is reflected as 0.01% for the front-load Contract and 0.04% for the back-load Contract based on the annual Contract fees collected divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2022.
Annuitize Example [Table Text Block]	Back-Load Contract With the Enhanced Death Benefit Front-Load Contract With the Enhanced Death Benefit [1]The charge for the EDB above was determined by multiplying the maximum EDB percentage charge (40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee is reflected as 0.01% for the front-load Contract and 0.04% for the back-load Contract based on the annual Contract fees collected divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2022.
No Surrender Example [Table Text Block]	Back-Load Contract With the Enhanced Death Benefit Front-Load Contract With the Enhanced Death Benefit [1]The charge for the EDB above was determined by multiplying the maximum EDB percentage charge (40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee is reflected as 0.01% for the front-load Contract and 0.04% for the back-load Contract based on the annual Contract fees collected divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2022.
Item 5. Principal Risks [Table Text Block]	Principal RisksInvestment Risk You can lose money by investing in the Contract. The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings and from a tax perspective is generally less attractive if owned by a non-natural person. Your Contract Value will be reduced if you withdraw money and withdrawals may be subject to tax penalties or other unfavorable treatment. Your Contract has also adopted measures to deter short-term trading that may trigger additional restrictions. Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options (Portfolios) available under the Contract, and each Portfolio (including any fixed account investment options) will have its own unique risks. You should review the prospectuses for the Portfolios before making an investment decision. Insurance Company Risks Investment in the Contract is subject to the risks related to the depositor (Northwestern Mutual), and any obligations (including any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling (888) 455-2232.Cybersecurity & Certain Business Continuity Risks The Company has administrative, technical and physical safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future. Other disruptive events, including (but not limited to) natural or man-made disasters and public health crises or pandemics (such as coronavirus COVID-19), may also adversely affect our ability to conduct business, including if our employees or the employees of intermediaries or other affiliated or third-party service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations can interfere with issuance or our processing of transactions (including the processing of orders through our website or with the Portfolios), may interfere with our ability to receive, pick up and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees or the employees of intermediaries or other affiliate or third-party service providers are able to work remotely. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that the Company, the Portfolios or our service providers will avoid losses affecting your Contract due to a disaster or other catastrophe.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following table summarizes information about a variety of standard and optional benefits available under the Contract. If applicable, information about the fees associated with a benefit included in the table may be found in the Fees and Expense Tables.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Limitations/ Restrictions
Standard Death Benefit	The Contract provides a death benefit to be paid under a lump sum, fixed or variable income plans or continued in force as a new contract for the payee(s)	Standard	No Charge
•Only payable if the Annuitant dies
before the Maturity Date
•Income Plans have their own
payout benefit rules at death (see
below)
•Is reduced for withdrawals
•If payee elects to continue the
Contract in force, additional
restrictions may apply

Enhanced Death Benefit	An optional enhanced death benefit is available that allows the Owner to annually “lock in” certain increases in Contract Value	Optional	0.40%[1]
•Not available for all issue ages and
enhanced death benefit
adjustments are limited by the
primary Annuitant’s age
•Must be elected at issue
•Cannot be added once terminated
•There is a charge for this benefit

Income Plans	Annuity Payments and death benefit payments are payable under various income plans on a variable or fixed basis	Standard	No charge[2]
•Plans for Annuity Payments for a
specified period are not available
for Contracts issued after
May 1, 2013
•Variable income plans are subject
to some Contract charges (as well
as expenses of the underlying
Portfolios) and are subject to
market risk
•Fixed income plans are funded
through withdrawals from the
Separate Account and may be
subject to a withdrawal charge
•Transfers between Income Plans
are only allowed under limited
circumstances

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Limitations/ Restrictions
Fixed Option
Two fixed options, GIF 1 and GIF
8, are available during the
accumulation phase and credit
interest at Declared Rates not
less than a minimum guaranteed
annual effective rate of 0.50%.
For GIF1, the Declared Rate will
be effective for a Guaranteed
Period equal to the shorter of
twelve months or the period of
time remaining until the
Maturity Date of the Contract.
For GIF 8, the Declared Rate will
be effective for a Guaranteed
Period of eight years (see “Fixed
Options” section)
		Standard	No Charge[3]
•Principal and interest rates for fixed
option amounts guaranteed by
Northwestern Mutual are subject to
its claims-paying ability
•Effective rates apply only for
specified Guaranteed Periods, the
terms for which may change at our
discretion and may be limited by
your Contract’s Maturity Date
•Allocations to and from the GIF 1
and GIF 8 may be subject to special
restrictions, such as minimum and
maximum limits on initial and
additional amounts invested and
limits on the timing and amount of
transfers out of these options
•GIF 8 is not available under front-
load contracts
•GIF 8 is not available if the period of
time remaining to the Maturity
Date of the Contract is less than
eight years
•Amounts moved out of GIF 8 before
the end of a Guaranteed Period
may be subject to a negative
Market Value Adjustment
•Portfolio Rebalancing, Automatic
Dollar Cost Averaging and Interest
Sweeps may not be used with GIF 8

Preservation+ Strategy
Allows Owners to allocate all or
a portion of their initial
Purchase Payment to a strategy
designed to preserve the
principal of amounts allocated
to the strategy through the
crediting of a fixed rate of
interest to the portion invested
in GIF 8 while permitting
participation in the potential risk
and returns of their selected
Divisions
		Optional	No Charge
•Not available for front-load
Contracts
•Subject to investment minimum
and maximums and other
conditions
•Guaranteed Period is limited and
guaranteed amounts are subject to
the claims-paying ability of
Northwestern Mutual

Reinvestment of Redemptions	In certain limited circumstances, allows Purchase Payments to be made without the deduction of a sales load, or with a refund of a withdrawal charge	Standard	No Charge
•Request to void redemption must
be made within 60 days without
passing the Contract anniversary
•Requests will not be processed
where redemption proceeds were
paid by a check payable to the
Owner and cashed or proceeds
directly deposited into a bank
account

Terminal Illness Benefit	Waives withdrawal charges if primary Annuitant is terminally ill	Standard	No Charge	•Must meet timing and definitional requirements for “terminal illness”
Nursing Home Benefit	Waives withdrawal charges if primary Annuitant is confined to a nursing home	Standard	No Charge	•Applies after first Contract anniversary •Confinement must be medically necessary for 90 consecutive days
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Limitations/ Restrictions
Automatic Dollar Cost Averaging	On a periodic basis, automatically transfers a specific amount from the Government Money Market Division into other Divisions you selected	Standard	No charge	•Cannot use with portfolio rebalancing
Systematic Withdrawal Plan	Allows for monthly payments drawn from your investment options during the accumulation phase either proportionately from your investment options or from specific investment options	Standard	No charge	•Proportionate deductions may be limited for amounts in the Guaranteed Interest Funds •Withdrawal charges may apply to amounts in excess of the free withdrawal amount •Taxes or penalties may apply
Special Withdrawal Privilege	Allows the withdrawal of 10% of Contract Value without a surrender charge	Standard	No Charge	•Contract must be at least $10,000 •Applies only after the first Contract anniversary
Portfolio Rebalancing	Automatically rebalances the Divisions you select (either monthly, quarterly, semi- annually or annually) to maintain your chosen mix of Divisions	Standard	No charge	•Ordinarily ends upon transfers from applicable Divisions •Cannot use with dollar cost averaging
Interest Sweeps	Automatically transfers interest from the GIF to any combination of Divisions	Standard	No charge	•Minimum Contract Value required for eligibility
Asset Allocation Models	Allocation models are available that comprise a combination of Divisions representing various asset classes with various levels of risk tolerance	Standard	No charge	•Only one model is available at a time •Models are “static” and therefore the Owner must make an affirmative election to change models •Available models may change in the future
[1]The annual charge for the Optional Enhanced Death Benefit is expressed as a percentage of the entire benefit and varies by issue age.[2]Variable income plans continue to be assessed Base Contract Charges.[3]Some charges apply to amounts allocated to or withdrawn from the Guaranteed Interest Fund but may be calculated in a manner different than the manner applicable to other amounts.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Limitations/ Restrictions
Standard Death Benefit	The Contract provides a death benefit to be paid under a lump sum, fixed or variable income plans or continued in force as a new contract for the payee(s)	Standard	No Charge
•Only payable if the Annuitant dies
before the Maturity Date
•Income Plans have their own
payout benefit rules at death (see
below)
•Is reduced for withdrawals
•If payee elects to continue the
Contract in force, additional
restrictions may apply

Enhanced Death Benefit	An optional enhanced death benefit is available that allows the Owner to annually “lock in” certain increases in Contract Value	Optional	0.40%[1]
•Not available for all issue ages and
enhanced death benefit
adjustments are limited by the
primary Annuitant’s age
•Must be elected at issue
•Cannot be added once terminated
•There is a charge for this benefit

Income Plans	Annuity Payments and death benefit payments are payable under various income plans on a variable or fixed basis	Standard	No charge[2]
•Plans for Annuity Payments for a
specified period are not available
for Contracts issued after
May 1, 2013
•Variable income plans are subject
to some Contract charges (as well
as expenses of the underlying
Portfolios) and are subject to
market risk
•Fixed income plans are funded
through withdrawals from the
Separate Account and may be
subject to a withdrawal charge
•Transfers between Income Plans
are only allowed under limited
circumstances

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Limitations/ Restrictions
Fixed Option
Two fixed options, GIF 1 and GIF
8, are available during the
accumulation phase and credit
interest at Declared Rates not
less than a minimum guaranteed
annual effective rate of 0.50%.
For GIF1, the Declared Rate will
be effective for a Guaranteed
Period equal to the shorter of
twelve months or the period of
time remaining until the
Maturity Date of the Contract.
For GIF 8, the Declared Rate will
be effective for a Guaranteed
Period of eight years (see “Fixed
Options” section)
		Standard	No Charge[3]
•Principal and interest rates for fixed
option amounts guaranteed by
Northwestern Mutual are subject to
its claims-paying ability
•Effective rates apply only for
specified Guaranteed Periods, the
terms for which may change at our
discretion and may be limited by
your Contract’s Maturity Date
•Allocations to and from the GIF 1
and GIF 8 may be subject to special
restrictions, such as minimum and
maximum limits on initial and
additional amounts invested and
limits on the timing and amount of
transfers out of these options
•GIF 8 is not available under front-
load contracts
•GIF 8 is not available if the period of
time remaining to the Maturity
Date of the Contract is less than
eight years
•Amounts moved out of GIF 8 before
the end of a Guaranteed Period
may be subject to a negative
Market Value Adjustment
•Portfolio Rebalancing, Automatic
Dollar Cost Averaging and Interest
Sweeps may not be used with GIF 8

Preservation+ Strategy
Allows Owners to allocate all or
a portion of their initial
Purchase Payment to a strategy
designed to preserve the
principal of amounts allocated
to the strategy through the
crediting of a fixed rate of
interest to the portion invested
in GIF 8 while permitting
participation in the potential risk
and returns of their selected
Divisions
		Optional	No Charge
•Not available for front-load
Contracts
•Subject to investment minimum
and maximums and other
conditions
•Guaranteed Period is limited and
guaranteed amounts are subject to
the claims-paying ability of
Northwestern Mutual

Reinvestment of Redemptions	In certain limited circumstances, allows Purchase Payments to be made without the deduction of a sales load, or with a refund of a withdrawal charge	Standard	No Charge
•Request to void redemption must
be made within 60 days without
passing the Contract anniversary
•Requests will not be processed
where redemption proceeds were
paid by a check payable to the
Owner and cashed or proceeds
directly deposited into a bank
account

Terminal Illness Benefit	Waives withdrawal charges if primary Annuitant is terminally ill	Standard	No Charge	•Must meet timing and definitional requirements for “terminal illness”
Nursing Home Benefit	Waives withdrawal charges if primary Annuitant is confined to a nursing home	Standard	No Charge	•Applies after first Contract anniversary •Confinement must be medically necessary for 90 consecutive days
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Limitations/ Restrictions
Automatic Dollar Cost Averaging	On a periodic basis, automatically transfers a specific amount from the Government Money Market Division into other Divisions you selected	Standard	No charge	•Cannot use with portfolio rebalancing
Systematic Withdrawal Plan	Allows for monthly payments drawn from your investment options during the accumulation phase either proportionately from your investment options or from specific investment options	Standard	No charge	•Proportionate deductions may be limited for amounts in the Guaranteed Interest Funds •Withdrawal charges may apply to amounts in excess of the free withdrawal amount •Taxes or penalties may apply
Special Withdrawal Privilege	Allows the withdrawal of 10% of Contract Value without a surrender charge	Standard	No Charge	•Contract must be at least $10,000 •Applies only after the first Contract anniversary
Portfolio Rebalancing	Automatically rebalances the Divisions you select (either monthly, quarterly, semi- annually or annually) to maintain your chosen mix of Divisions	Standard	No charge	•Ordinarily ends upon transfers from applicable Divisions •Cannot use with dollar cost averaging
Interest Sweeps	Automatically transfers interest from the GIF to any combination of Divisions	Standard	No charge	•Minimum Contract Value required for eligibility
Asset Allocation Models	Allocation models are available that comprise a combination of Divisions representing various asset classes with various levels of risk tolerance	Standard	No charge	•Only one model is available at a time •Models are “static” and therefore the Owner must make an affirmative election to change models •Available models may change in the future

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Limitations/Restrictions
Name of Benefit [Text Block]	Name of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A—Portfolios Available under Your ContractThe following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.nmprospectus.com. You can also request this information at no cost by calling (866) 910-1232 or by sending an email request to vavldocrequest@northwesternmutual.com. In addition to the Portfolios listed below, the Contract also offers fixed options (see “Other Benefits Available Under the Contract - Fixed Options” above), subject to restrictions, which can earn interest for specified periods at declared rates. The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
				1 Year	5 Year	10 year
Long-term growth of capital; current income is a secondary objective	Growth Stock Portfolio[2]	Mason Street Advisors, LLC (MSA)/T. Rowe Price Associates, Inc	0.43%	-38.70%	4.86%	9.75%
Long-term growth of capital	Focused Appreciation Portfolio[2]	MSA/Loomis, Sayles & Company, L.P.	0.62%[1]	-27.83%	7.95%	12.77%
Long-term growth of capital and income	Large Cap Core Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.44%[1]	-18.88%	8.95%	10.81%
Long-term growth of capital and income	Large Cap Blend Portfolio[2]	MSA/Fiduciary Management, Inc.	0.74%[1]	-13.78%	5.99%	10.06%
Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	Index 500 Stock Portfolio[2]	MSA/BlackRock Advisors, LLC	0.20%[1]	-18.28%	9.20%	12.32%
Long-term growth of capital; income is a secondary objective	Large Company Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.75%[1]	-0.34%	7.95%	10.36%
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust	0.50%[1]	-2.99%	7.08%	10.87%
Long-term growth of capital and income	Equity Income Portfolio[2]	MSA/T. Rowe Price Associates, Inc	0.57%[1]	-3.22%	7.16%	9.81%
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.53%[1]	-23.77%	5.35%	8.00%
Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index	Index 400 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.25%[1]	-13.26%	6.44%	10.49%
Long-term growth of capital; current incomes is a secondary objective	Mid Cap Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.72%[1]	-1.15%	6.88%	11.17%
Long-term growth of capital	Small Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.56%	-28.49%	3.55%	9.40%
Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	Index 600 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.28%	-16.37%	5.51%	10.42%
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
				1 Year	5 Year	10 year
Long-term growth of capital	Small Cap Value Portfolio[2]	MSA/T. Rowe Price Investment Management, Inc.	0.91%[1]	-18.53%	3.77%	8.30%
Long-term growth of capital	International Growth Portfolio[2]	MSA/FIAM LLC	0.62%	-23.13%	4.67%	5.90%
Capital appreciation	Research International Core Portfolio[2]	MSA/Massachusetts Financial Services Company	0.75%[1]	-17.16%	3.13%	4.96%
Long-term growth of capital and income	International Equity Portfolio[2]	MSA/Dodge & Cox	0.69%	-6.83%	-1.94%	2.13%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/abrdn Investments Limited	0.90%[1]	-25.28%	-1.21%	0.24%
Maximum current income to the extent consistent with liquidity and stability of capital[3]	Government Money Market Portfolio[2]	MSA/BlackRock Advisors, LLC	0.33%[1]	1.36%	1.03%	0.60%
Provide as high a level of current income as is consistent with prudent investment risk	Short-Term Bond Portfolio[2]	MSA/T. Rowe Price Associates, Inc	0.38%	-4.52%	1.03%	0.98%
Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Select Bond Portfolio[2]	MSA/Allspring Global Investments, LLC	0.32%[1]	-13.33%	0.16%	1.11%
Maximum total return, consistent with preservation of capital and prudent investment management	Long-Term U.S. Government Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.98%[1]	-29.53%	-2.80%	0.04%
Pursue total return using a strategy that seeks to protect against U.S. inflation	Inflation Protection Portfolio[2]	MSA/American Century Investment Management, Inc.	0.55%[1]	-12.96%	1.54%	0.79%
High current income and capital appreciation	High Yield Bond Portfolio[2]	MSA/Federated Investment Management Company	0.45%	-11.33%	2.18%	3.72%
Maximum total return, consistent with prudent investment management	Multi-Sector Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.72%[1]	-15.39%	0.20%	1.91%
Realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	Balanced Portfolio[2]	MSA	0.50%[1]	-14.14%	3.41%	5.25%
Realize as high a level of total return as is consistent with reasonable investment risk	Asset Allocation Portfolio[2]	MSA	0.58%[1]	-14.83%	4.21%	6.40%
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio – Initial Class[2]	Fidelity Management & Research Company LLC (FMR)[4]	0.61%	-14.74%	5.95%	9.96%
Long-term capital appreciation	Fidelity® VIP Contrafund® Portfolio – Initial Class[2]	Fidelity Management & Research Company/FMR Co., Inc.[4]	0.60%	-26.31%	8.66%	11.43%
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
				1 Year	5 Year	10 year
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolios’s environmental, social and governance criteria	Sustainable Equity Portfolio[2]	Neuberger Berman Investment Advisers LLC	0.93%	-18.45%	7.40%	10.89%
Long-term growth of capital	U.S. Strategic Equity Fund[6]	Russell Investment Management LLC (RIM)[7]	0.96%	-20.86%	6.79%	10.79%
Long-term growth of capital	U.S. Small Cap Equity Fund[6]	RIM[7]	1.11%[1]	-15.96%	5.24%	8.85%
Current income and long- term growth of capital	Global Real Estate Securities Fund[6]	RIM[7]	0.91%	-26.77%	0.26%	3.36%
Long-term growth of capital	International Developed Markets Fund[6]	RIM[7]	1.03%[1]	-13.04%	0.96%	4.43%
Provide total return	Strategic Bond Fund[6]	RIM[7]	0.67%	-14.28%	-0.23%	0.94%
Current income and moderate long-term capital appreciation	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[6]	RIM[7]	0.83%[1]	-15.65%	0.77%	3.08%
Above-average long-term capital appreciation and a moderate level of current income	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[6]	RIM[7]	0.91%[1]	-16.35%	2.01%	4.48%
High long-term capital appreciation; and as a secondary objective, current income	LifePoints® Variable Target Portfolio Series Growth Strategy Fund[6]	RIM[7]	0.97%[1]	-17.20%	2.99%	5.57%
High long-term capital appreciation	LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund[6]	RIM[7]	0.99%[1]	-17.68%	3.00%	6.05%
Total return	Commodity Return Strategy Portfolio – Class 2[8]	Credit Suisse Asset Management, LLC	0.77%	16.34%	N/A	N/A
[1]This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the Portfolio’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.[2]A series of Northwestern Mutual Series Fund, Inc., for which MSA, our wholly-owned company, serves as investment adviser.[3]The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products Fund III and the Variable Insurance Products Fund II, respectively.[4]The following affiliates of Fidelity Management & Research Company also assist with foreign investments for each Portfolio: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.[5]A series of Neuberger Berman Advisers Management Trust.[6]A series of Russell Investment Funds.[7]Assets of each Portfolio are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC, the investment adviser for the Russell Investment Funds.[8]A series of Credit Suisse Trust.
Prospectuses Available [Text Block]	The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.nmprospectus.com. You can also request this information at no cost by calling (866) 910-1232 or by sending an email request to vavldocrequest@northwesternmutual.com. In addition to the Portfolios listed below, the Contract also offers fixed options (see “Other Benefits Available Under the Contract - Fixed Options” above), subject to restrictions, which can earn interest for specified periods at declared rates. The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
				1 Year	5 Year	10 year
Long-term growth of capital; current income is a secondary objective	Growth Stock Portfolio[2]	Mason Street Advisors, LLC (MSA)/T. Rowe Price Associates, Inc	0.43%	-38.70%	4.86%	9.75%
Long-term growth of capital	Focused Appreciation Portfolio[2]	MSA/Loomis, Sayles & Company, L.P.	0.62%[1]	-27.83%	7.95%	12.77%
Long-term growth of capital and income	Large Cap Core Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.44%[1]	-18.88%	8.95%	10.81%
Long-term growth of capital and income	Large Cap Blend Portfolio[2]	MSA/Fiduciary Management, Inc.	0.74%[1]	-13.78%	5.99%	10.06%
Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	Index 500 Stock Portfolio[2]	MSA/BlackRock Advisors, LLC	0.20%[1]	-18.28%	9.20%	12.32%
Long-term growth of capital; income is a secondary objective	Large Company Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.75%[1]	-0.34%	7.95%	10.36%
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust	0.50%[1]	-2.99%	7.08%	10.87%
Long-term growth of capital and income	Equity Income Portfolio[2]	MSA/T. Rowe Price Associates, Inc	0.57%[1]	-3.22%	7.16%	9.81%
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.53%[1]	-23.77%	5.35%	8.00%
Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index	Index 400 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.25%[1]	-13.26%	6.44%	10.49%
Long-term growth of capital; current incomes is a secondary objective	Mid Cap Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.72%[1]	-1.15%	6.88%	11.17%
Long-term growth of capital	Small Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.56%	-28.49%	3.55%	9.40%
Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	Index 600 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.28%	-16.37%	5.51%	10.42%
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
				1 Year	5 Year	10 year
Long-term growth of capital	Small Cap Value Portfolio[2]	MSA/T. Rowe Price Investment Management, Inc.	0.91%[1]	-18.53%	3.77%	8.30%
Long-term growth of capital	International Growth Portfolio[2]	MSA/FIAM LLC	0.62%	-23.13%	4.67%	5.90%
Capital appreciation	Research International Core Portfolio[2]	MSA/Massachusetts Financial Services Company	0.75%[1]	-17.16%	3.13%	4.96%
Long-term growth of capital and income	International Equity Portfolio[2]	MSA/Dodge & Cox	0.69%	-6.83%	-1.94%	2.13%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/abrdn Investments Limited	0.90%[1]	-25.28%	-1.21%	0.24%
Maximum current income to the extent consistent with liquidity and stability of capital[3]	Government Money Market Portfolio[2]	MSA/BlackRock Advisors, LLC	0.33%[1]	1.36%	1.03%	0.60%
Provide as high a level of current income as is consistent with prudent investment risk	Short-Term Bond Portfolio[2]	MSA/T. Rowe Price Associates, Inc	0.38%	-4.52%	1.03%	0.98%
Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Select Bond Portfolio[2]	MSA/Allspring Global Investments, LLC	0.32%[1]	-13.33%	0.16%	1.11%
Maximum total return, consistent with preservation of capital and prudent investment management	Long-Term U.S. Government Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.98%[1]	-29.53%	-2.80%	0.04%
Pursue total return using a strategy that seeks to protect against U.S. inflation	Inflation Protection Portfolio[2]	MSA/American Century Investment Management, Inc.	0.55%[1]	-12.96%	1.54%	0.79%
High current income and capital appreciation	High Yield Bond Portfolio[2]	MSA/Federated Investment Management Company	0.45%	-11.33%	2.18%	3.72%
Maximum total return, consistent with prudent investment management	Multi-Sector Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.72%[1]	-15.39%	0.20%	1.91%
Realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	Balanced Portfolio[2]	MSA	0.50%[1]	-14.14%	3.41%	5.25%
Realize as high a level of total return as is consistent with reasonable investment risk	Asset Allocation Portfolio[2]	MSA	0.58%[1]	-14.83%	4.21%	6.40%
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio – Initial Class[2]	Fidelity Management & Research Company LLC (FMR)[4]	0.61%	-14.74%	5.95%	9.96%
Long-term capital appreciation	Fidelity® VIP Contrafund® Portfolio – Initial Class[2]	Fidelity Management & Research Company/FMR Co., Inc.[4]	0.60%	-26.31%	8.66%	11.43%
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
				1 Year	5 Year	10 year
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolios’s environmental, social and governance criteria	Sustainable Equity Portfolio[2]	Neuberger Berman Investment Advisers LLC	0.93%	-18.45%	7.40%	10.89%
Long-term growth of capital	U.S. Strategic Equity Fund[6]	Russell Investment Management LLC (RIM)[7]	0.96%	-20.86%	6.79%	10.79%
Long-term growth of capital	U.S. Small Cap Equity Fund[6]	RIM[7]	1.11%[1]	-15.96%	5.24%	8.85%
Current income and long- term growth of capital	Global Real Estate Securities Fund[6]	RIM[7]	0.91%	-26.77%	0.26%	3.36%
Long-term growth of capital	International Developed Markets Fund[6]	RIM[7]	1.03%[1]	-13.04%	0.96%	4.43%
Provide total return	Strategic Bond Fund[6]	RIM[7]	0.67%	-14.28%	-0.23%	0.94%
Current income and moderate long-term capital appreciation	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[6]	RIM[7]	0.83%[1]	-15.65%	0.77%	3.08%
Above-average long-term capital appreciation and a moderate level of current income	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[6]	RIM[7]	0.91%[1]	-16.35%	2.01%	4.48%
High long-term capital appreciation; and as a secondary objective, current income	LifePoints® Variable Target Portfolio Series Growth Strategy Fund[6]	RIM[7]	0.97%[1]	-17.20%	2.99%	5.57%
High long-term capital appreciation	LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund[6]	RIM[7]	0.99%[1]	-17.68%	3.00%	6.05%
Total return	Commodity Return Strategy Portfolio – Class 2[8]	Credit Suisse Asset Management, LLC	0.77%	16.34%	N/A	N/A

Portfolio Company Objective [Text Block]	Investment Objective
Portfolio Company Name [Text Block]	Portfolio
Portfolio Company Adviser [Text Block]	Adviser/Sub-adviser (if applicable)
Temporary Fee Reductions, Current Expenses [Text Block]	This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the Portfolio’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
Flexible Payment Variable Annuity | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options (Portfolios) and fixed account options you choose. Each (including any fixed account investment options) will have its own unique risks. You should review these investment options Portfolios before making an investment decision.The Guaranteed Interest Fund 8 (GIF 8), a fixed investment option offered under the Contract, is subject to the risk of negative (MVA), which could decrease the amount transferred or withdrawn from the GIF 8. You should carefully consider the effects of a negative MVA before making a transfer or withdrawal from GIF 8.
Flexible Payment Variable Annuity | CybersecurityandCertainBusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity & Certain Business Continuity Risks The Company has administrative, technical and physical safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future. Other disruptive events, including (but not limited to) natural or man-made disasters and public health crises or pandemics (such as coronavirus COVID-19), may also adversely affect our ability to conduct business, including if our employees or the employees of intermediaries or other affiliated or third-party service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations can interfere with issuance or our processing of transactions (including the processing of orders through our website or with the Portfolios), may interfere with our ability to receive, pick up and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees or the employees of intermediaries or other affiliate or third-party service providers are able to work remotely. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that the Company, the Portfolios or our service providers will avoid losses affecting your Contract due to a disaster or other catastrophe.
Flexible Payment Variable Annuity | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in the Contract.
Flexible Payment Variable Annuity | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings. Surrender and withdrawal charges may apply to for up to eight years. Your Contract Value will be reduced if you withdraw money and withdrawals may be subject to income taxes and tax penalties or other unfavorable treatment.
Flexible Payment Variable Annuity | Investment Options Risk [Member]
Prospectus:
Principal Risk [Text Block]	Investment Risk You can lose money by investing in the Contract. The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings and from a tax perspective is generally less attractive if owned by a non-natural person. Your Contract Value will be reduced if you withdraw money and withdrawals may be subject to tax penalties or other unfavorable treatment. Your Contract has also adopted measures to deter short-term trading that may trigger additional restrictions. Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options (Portfolios) available under the Contract, and each Portfolio (including any fixed account investment options) will have its own unique risks. You should review the prospectuses for the Portfolios before making an investment decision.
Flexible Payment Variable Annuity | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investment in the Contract is subject to the risks related to the depositor (Northwestern Mutual), and any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling (888) 455-2232.
Principal Risk [Text Block]	Insurance Company Risks Investment in the Contract is subject to the risks related to the depositor (Northwestern Mutual), and any obligations (including any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling (888) 455-2232.
Flexible Payment Variable Annuity | GrowthStockPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital; current income is a secondary objective
Portfolio Company Name [Text Block]	Growth Stock Portfolio[2]
Portfolio Company Adviser [Text Block]	Mason Street Advisors, LLC (MSA)
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	(38.70%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	9.75%
Flexible Payment Variable Annuity | FocusedAppreciationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	Focused Appreciation Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(27.83%)
Average Annual Total Returns, 5 Years [Percent]	7.95%
Average Annual Total Returns, 10 Years [Percent]	12.77%
Flexible Payment Variable Annuity | LargeCapCoreStockPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Name [Text Block]	Large Cap Core Stock Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	(18.88%)
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	10.81%
Flexible Payment Variable Annuity | LargeCapBlendPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Name [Text Block]	Large Cap Blend Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Fiduciary Management, Inc
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(13.78%)
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	10.06%
Flexible Payment Variable Annuity | Index500StockPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Investment results that approximate the performance of the Standard & Poor’s 500®Composite Stock Price Index
Portfolio Company Name [Text Block]	Index 500 Stock Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	(18.28%)
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	12.32%
Flexible Payment Variable Annuity | LargeCompanyValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital; income is a secondary objective
Portfolio Company Name [Text Block]	Large Company Value Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(0.34%)
Average Annual Total Returns, 5 Years [Percent]	7.95%
Average Annual Total Returns, 10 Years [Percent]	10.36%
Flexible Payment Variable Annuity | DomesticEquityPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Name [Text Block]	Domestic Equity Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(2.99%)
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	10.87%
Flexible Payment Variable Annuity | EquityIncomePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Name [Text Block]	Equity Income Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(3.22%)
Average Annual Total Returns, 5 Years [Percent]	7.16%
Average Annual Total Returns, 10 Years [Percent]	9.81%
Flexible Payment Variable Annuity | MidCapGrowthStockPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	Mid Cap Growth Stock Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(23.77%)
Average Annual Total Returns, 5 Years [Percent]	5.35%
Average Annual Total Returns, 10 Years [Percent]	8.00%
Flexible Payment Variable Annuity | Index400StockPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index
Portfolio Company Name [Text Block]	Index 400 Stock Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Northern Trust Investments, Inc.
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	(13.26%)
Average Annual Total Returns, 5 Years [Percent]	6.44%
Average Annual Total Returns, 10 Years [Percent]	10.49%
Flexible Payment Variable Annuity | MidCapValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital; current incomes is a secondary objective
Portfolio Company Name [Text Block]	Mid Cap Value Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(1.15%)
Average Annual Total Returns, 5 Years [Percent]	6.88%
Average Annual Total Returns, 10 Years [Percent]	11.17%
Flexible Payment Variable Annuity | SmallCapGrowthStockPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	Small Cap Growth Stock Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(28.49%)
Average Annual Total Returns, 5 Years [Percent]	3.55%
Average Annual Total Returns, 10 Years [Percent]	9.40%
Flexible Payment Variable Annuity | Index600StockPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index
Portfolio Company Name [Text Block]	Index 600 Stock Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Northern Trust Investments, Inc.
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	(16.37%)
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	10.42%
Flexible Payment Variable Annuity | SmallCapValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	Small Cap Value Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(18.53%)
Average Annual Total Returns, 5 Years [Percent]	3.77%
Average Annual Total Returns, 10 Years [Percent]	8.30%
Flexible Payment Variable Annuity | InternationalGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	International Growth Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(23.13%)
Average Annual Total Returns, 5 Years [Percent]	4.67%
Average Annual Total Returns, 10 Years [Percent]	5.90%
Flexible Payment Variable Annuity | ResearchInternationalCorePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Name [Text Block]	Research International Core Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(17.16%)
Average Annual Total Returns, 5 Years [Percent]	3.13%
Average Annual Total Returns, 10 Years [Percent]	4.96%
Flexible Payment Variable Annuity | InternationalEquityPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Name [Text Block]	International Equity Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Dodge & Cox
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(6.83%)
Average Annual Total Returns, 5 Years [Percent]	(1.94%)
Average Annual Total Returns, 10 Years [Percent]	2.13%
Flexible Payment Variable Annuity | EmergingMarketsEquityPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Name [Text Block]	Emerging Markets Equity Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	abrdn Investments Limited
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(25.28%)
Average Annual Total Returns, 5 Years [Percent]	(1.21%)
Average Annual Total Returns, 10 Years [Percent]	0.24%
Flexible Payment Variable Annuity | GovernmentMoneyMarketPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum current income to the extent consistent with liquidity and stability of capital[3]
Portfolio Company Name [Text Block]	Government Money Market Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	1.36%
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	0.60%
Flexible Payment Variable Annuity | ShortTermBondPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Provide as high a level of current income as is consistent with prudent investment risk
Portfolio Company Name [Text Block]	Short-Term Bond Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(4.52%)
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	0.98%
Flexible Payment Variable Annuity | SelectBondPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital
Portfolio Company Name [Text Block]	Select Bond Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	(13.33%)
Average Annual Total Returns, 5 Years [Percent]	0.16%
Average Annual Total Returns, 10 Years [Percent]	1.11%
Flexible Payment Variable Annuity | LongTermUSGovernmentBondPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum total return, consistent with preservation of capital and prudent investment management
Portfolio Company Name [Text Block]	Long-Term U.S. Government Bond Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(29.53%)
Average Annual Total Returns, 5 Years [Percent]	(2.80%)
Average Annual Total Returns, 10 Years [Percent]	0.04%
Flexible Payment Variable Annuity | InflationProtectionPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Pursue total return using a strategy that seeks to protect against U.S. inflation
Portfolio Company Name [Text Block]	Inflation Protection Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(12.96%)
Average Annual Total Returns, 5 Years [Percent]	1.54%
Average Annual Total Returns, 10 Years [Percent]	0.79%
Flexible Payment Variable Annuity | HighYieldBondPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	High current income and capital appreciation
Portfolio Company Name [Text Block]	High Yield Bond Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	(11.33%)
Average Annual Total Returns, 5 Years [Percent]	2.18%
Average Annual Total Returns, 10 Years [Percent]	3.72%
Flexible Payment Variable Annuity | MultiSectorBondPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum total return, consistent with prudent investment management
Portfolio Company Name [Text Block]	Multi-Sector Bond Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(15.39%)
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	1.91%
Flexible Payment Variable Annuity | BalancedPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation
Portfolio Company Name [Text Block]	Balanced Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(14.14%)
Average Annual Total Returns, 5 Years [Percent]	3.41%
Average Annual Total Returns, 10 Years [Percent]	5.25%
Flexible Payment Variable Annuity | AssetAllocationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Realize as high a level of total return as is consistent with reasonable investment risk
Portfolio Company Name [Text Block]	Asset Allocation Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	(14.83%)
Average Annual Total Returns, 5 Years [Percent]	4.21%
Average Annual Total Returns, 10 Years [Percent]	6.40%
Flexible Payment Variable Annuity | FidelityVIPMidCapPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio – Initial Class[2]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(14.74%)
Average Annual Total Returns, 5 Years [Percent]	5.95%
Average Annual Total Returns, 10 Years [Percent]	9.96%
Flexible Payment Variable Annuity | FidelityVIPContrafundPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund®Portfolio – Initial Class[2]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company
Portfolio Company Subadviser [Text Block]	FMR Co., Inc.
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(26.31%)
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	11.43%
Flexible Payment Variable Annuity | SustainableEquityPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital by investing primarily in securities of companies that meet the Portfolios’senvironmental, social and governance criteria
Portfolio Company Name [Text Block]	Sustainable Equity Portfolio[2]
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(18.45%)
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	10.89%
Flexible Payment Variable Annuity | USStrategicEquityFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	U.S. Strategic Equity Fund[6]
Portfolio Company Adviser [Text Block]	Russell Investment Management LLC (RIM)
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(20.86%)
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	10.79%
Flexible Payment Variable Annuity | USSmallCapEquityFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	U.S. Small Cap Equity Fund[6]
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(15.96%)
Average Annual Total Returns, 5 Years [Percent]	5.24%
Average Annual Total Returns, 10 Years [Percent]	8.85%
Flexible Payment Variable Annuity | GlobalRealEstateSecuritiesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income and long-term growth of capital
Portfolio Company Name [Text Block]	Global Real Estate Securities Fund[6]
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(26.77%)
Average Annual Total Returns, 5 Years [Percent]	0.26%
Average Annual Total Returns, 10 Years [Percent]	3.36%
Flexible Payment Variable Annuity | InternationalDevelopedMarketsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	International Developed Markets Fund[6]
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(13.04%)
Average Annual Total Returns, 5 Years [Percent]	0.96%
Average Annual Total Returns, 10 Years [Percent]	4.43%
Flexible Payment Variable Annuity | StrategicBondFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Provide total return
Portfolio Company Name [Text Block]	Strategic Bond Fund[6]
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(14.28%)
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	0.94%
Flexible Payment Variable Annuity | LifePointsVariableTargetPortfolioSeriesModerateStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income and moderate long-term capital appreciation
Portfolio Company Name [Text Block]	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[6]
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(15.65%)
Average Annual Total Returns, 5 Years [Percent]	0.77%
Average Annual Total Returns, 10 Years [Percent]	3.08%
Flexible Payment Variable Annuity | LifePointsVariableTargetPortfolioSeriesBalancedStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Above-average long-term capital appreciation and a moderate level of current income
Portfolio Company Name [Text Block]	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[6]
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(16.35%)
Average Annual Total Returns, 5 Years [Percent]	2.01%
Average Annual Total Returns, 10 Years [Percent]	4.48%
Flexible Payment Variable Annuity | LifePointsVariableTargetPortfolioSeriesGrowthStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	High long-term capital appreciation; and as a secondary objective, current income
Portfolio Company Name [Text Block]	LifePoints® Variable Target Portfolio Series Growth Strategy Fund[6]
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(17.20%)
Average Annual Total Returns, 5 Years [Percent]	2.99%
Average Annual Total Returns, 10 Years [Percent]	5.57%
Flexible Payment Variable Annuity | LifePointsVariableTargetPortfolioSeriesEquityGrowthStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	High long-term capital appreciation
Portfolio Company Name [Text Block]	LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund[6]
Portfolio Company Adviser [Text Block]	RIM
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(17.68%)
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	6.05%
Flexible Payment Variable Annuity | CommodityReturnStrategyPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Total return
Portfolio Company Name [Text Block]	Commodity Return Strategy Portfolio – Class 2[8]
Portfolio Company Adviser [Text Block]	Credit Suisse Asset Management, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	16.34%
Flexible Payment Variable Annuity | EnhancedDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense, Footnotes [Text Block]	The maximum charge is for issue age (i.e., the age nearest the Primary Annuitant’s birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant's 80th birthday, increased by any Purchase Payments we received since that Contractanniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contractis issued. At the time of issue, the value of the EDB would be equal to the greater of the Initial Purchase Payment or the Contract Value.The annual charge for the Optional Enhanced Death Benefit is expressed as a percentage of the entire benefit and varies by issue age.
Name of Benefit [Text Block]	Enhanced Death Benefit
Purpose of Benefit [Text Block]	An optional enhanced death benefit is available that allows the Owner to annually “lock in” certain increases in Value
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense, Footnotes [Text Block]	The maximum charge is for issue age (i.e., the age nearest the Primary Annuitant’s birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant's 80th birthday, increased by any Purchase Payments we received since that Contractanniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contractis issued. At the time of issue, the value of the EDB would be equal to the greater of the Initial Purchase Payment or the Contract Value.The annual charge for the Optional Enhanced Death Benefit is expressed as a percentage of the entire benefit and varies by issue age.
Brief Restrictions / Limitations [Text Block]	•Not available for all issue ages and enhanced death benefit adjustments are limited by the primary Annuitant’s age•Must be elected at issue•Cannot be added once terminated•There is a charge for this benefit
Name of Benefit [Text Block]	Enhanced Death Benefit
Flexible Payment Variable Annuity | IncomePlansMember
Prospectus:
Name of Benefit [Text Block]	Income Plans
Purpose of Benefit [Text Block]	Annuity Payments and death benefit payments are payable under various income plans on a variable or fixed basis
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense, Footnotes [Text Block]	Variable income plans continue to be assessed Base Contract Charges.
Brief Restrictions / Limitations [Text Block]	•Plans for Annuity Payments for a specified period are not available for Contracts issued after May 1, 2013•Variable income plans are subject to some Contract charges (as well as expenses of the underlying Portfolios) and are subject to market risk•Fixed income plans are funded through withdrawals from the Separate Account and may be subject to a withdrawal charge•Transfers between are only allowed under limited circumstancesName of BenefitPurposeIs Benefit Standard or OptionalMaximum FeeBrief Description of Limitations/Restrictions
Name of Benefit [Text Block]	Income Plans
Operation of Benefit [Text Block]	Income Plans Generally If you decide to begin receiving Annuity Payments from your Contract, you may choose either: (1) monthly payments for a specified period (guaranteed only for contracts issued before May 1, 2013), or (2) monthly payments for your life (assuming you are the Annuitant), and you may choose to have payments continue to your Beneficiary for the balance of 10 or 20 years if you die sooner, or (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. These Income Plans are available to you on a variable or fixed basis, or a combination thereof, depending on applicable state law. Your Contract may guarantee the right to other Income Plans, and we may offer other Income Plans from time to time from which you may choose when deciding to start receiving Annuity Payments. While no charges are assessed on fixed income plans, we will continue to assess Base Contract Charges on variable income plans. You will also continue to incur the fees and expenses of the underlying Portfolios in which you direct the assets supporting your Income Plan be invested. Fixed income plans describe in the Contract or otherwise offered by the Company include income plans with a guaranteed income amount or income amount that changes annually based on the company’s declared rate. If you select a fixed income plan, we will cancel any Accumulation Units credited to your Contract, transfer the withdrawal value of the Contract to our General Account, and you will no longer have any interest in the Separate Account. We may make a Withdrawal Charge in determining the withdrawal value. (See “Withdrawal Charges.”) Amounts transferred to our General Account would also include the value of any amounts allocated to any Guaranteed Account, plus credited interest, less any withdrawals you have made and any applicable MVA. A variable income plan means that the amount representing the actuarial liability under the variable income plan will continue to be invested in one or more of the investment choices you select. Transfers made between investment options during pay-out cannot: (1) exceed 12 transfers per year, (2) transfer into and then out of the same fund within 14 days, if the transfer is $10,000 or more, and (3) transfer into and then out of the same fund within 30 days, if the transfer is in excess of 1% of the underlying fund’s total assets. Your monthly Annuity Payments will vary up or down to reflect continuing investment performance. Under a variable income plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. A fixed income plan, on the other hand, guarantees the amount you will receive each month. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.” The annuitization period begins when you start receiving a stream of periodic annuity payments under your Contract on the date you select. For Income Plans, the earliest possible annuity commencement date is immediately after we issue your Contract. The latest possible annuity commencement date is the Maturity Date (i.e., the date you must annuitize or take the lump sum). Under Contracts currently offered, on the Maturity Date, if you have not elected a permissible Income Plan (i.e., one offered by the Company for your Contract), we will change the Maturity Date to the Contract anniversary nearest the Annuitant’s 98th birthday (if the Maturity Date is not already such date) and, upon that Maturity Date, we will pay the Contract Value in monthly payments for life under a variable income plan with payments certain for ten years, using your investment choices then in effect. In addition, upon the Maturity Date, expiration of a Guaranteed Period, or when you elect a variable income plan, any amounts in a Guaranteed
Account will be transferred to the Government Money Market Portfolio unless you instruct us otherwise. Example: John Doe was the Owner of a Contract and had elected a single life income plan for a ten-year certain period. John dies before the ten-year certain period is over and his wife Jane, his beneficiary, continues to receive income payments for the remainder of the certain period. After the ten-year certain period, no income payments are payable to Jane, his beneficiary.Description of Variable Income Plans The following variable income plans are available: 1. Period Certain (sometimes referred to as Installment Income for a Specified Period). An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year (guaranteed only for contracts issued before May 1, 2013). 2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Certain Period). An annuity payable monthly until the payee’s death, or until the expiration of a selected period certain, whichever is later. You may select a period certain of either 10 or 20 years, or you may choose a plan with no period certain. After the payee’s death, we will make any remaining guaranteed payments to the designated beneficiary. Where no period certain was selected and the Income Plan beneficiary dies before the first scheduled payment, then no payments will be paid. 3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Certain Period). An annuity payable monthly for a period certain of 10 years and thereafter during the joint lifetime of two Joint Annuitants. On the death of either Joint Annuitant, payments continue for the remainder of the 10 years period certain or the remaining lifetime of the survivor, whichever is longer. We may, subject to applicable state law, limit the election of a variable income plan to one that results in an initial payment of at least $20. A variable income plan will continue even if payments fall to less than $20 after the plan begins. From time to time we may establish variable income plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other plans, with provisions and rates we publish for those plans. Amounts (or portions thereof) payable under a variable income plan with a period certain may be redeemed after we have a request for redemption in good order at the Home Office. Where no period certain was selected and the Income Plan beneficiary dies before the first scheduled payment, then no payments will be paid. After the effective date of an Income Plan which does not involve a life contingency (i.e., Plan 1), a payee may transfer to either form of life annuity (i.e., Plans 2 or 3) at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first Annuity Payment under the new plan on the basis of the particular plan selected, the Annuity Payment rate, and the Annuitant’s adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We may permit other transfers between Income Plans, subject to such limitations we may reasonably determine. If you are in an Income Plan involving a life contingency (i.e., Plans 2 or 3), you will not be able to withdraw any Contract Value after the annuity commencement date. We will not permit a transfer to an Income Plan that involves a different life contingency. Income Plans for Beneficiaries may differ from those offered to Owners. At the written request of the Owner, we may impose restrictions on payments to beneficiaries.Amount of Annuity Payments We will determine the amount of the first Annuity Payment on the basis of the particular variable income plan you select, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the variable income plan involves life contingencies. The first payment will be lower if the variable income plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin. Class A Accumulation Units become Class A Annuity Units and Class B Accumulation Units become Class B Annuity Units on the Maturity Date. Assumed Investment Rate The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 ½%. Variable annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant. Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular variable income plan, the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.
Flexible Payment Variable Annuity | FixedOptionMember
Prospectus:
Name of Benefit [Text Block]	Fixed Option
Purpose of Benefit [Text Block]	Two fixed options, GIF 1 and GIF 8, are available during the accumulation phase and credit interest at Declared Rates not less than a minimum guaranteed annual effective rate of 0.50%. For GIF1, the Declared Rate will be effective for a Period equal to the shorter of twelve months or the period of time remaining until the Maturity Date of the Contract. For GIF 8, the Declared Rate will be effective for a Period of eight years (see “Fixed Options” section)
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense, Footnotes [Text Block]	Some charges apply to amounts allocated to or withdrawn from the Guaranteed Interest Fund but may be calculated in a manner different than the manner applicable to other amounts.
Brief Restrictions / Limitations [Text Block]	•Principal and interest rates for fixed option amounts guaranteed by Northwestern Mutual are subject to its claims-paying ability•Effective rates apply only for specified Guaranteed Periods, the terms for which may change at our discretion and may be limited by your Contract’s •Allocations to and from the GIF 1 and GIF 8 may be subject to special restrictions, such as minimum and maximum limits on initial and additional amounts invested and limits on the timing and amount of transfers out of these options•GIF 8 is not available under front-load •GIF 8 is not available if the period of time remaining to the Date of the Contract is less than eight years •Amounts moved out of GIF 8 before the end of a may be subject to a negative Market Value Adjustment•Portfolio Rebalancing, Automatic Dollar Cost Averaging and Interest Sweeps may not be used with GIF 8
Name of Benefit [Text Block]	Fixed Option
Flexible Payment Variable Annuity | PreservationplusStrategyMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Preservation+ Strategy
Purpose of Benefit [Text Block]	Allows Owners to allocate all or a portion of their initial Purchase Payment to a strategy designed to preserve the principal of amounts allocated to the strategy through the crediting of a fixed rate of interest to the portion invested in GIF 8 while permitting participation in the potential risk and returns of their selected Divisions
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Not available for front-load Contracts•Subject to investment minimum and maximums and other conditions •Guaranteed Period is limited and guaranteed amounts are subject to the claims-paying ability of Northwestern Mutual
Name of Benefit [Text Block]	Preservation+ Strategy
Flexible Payment Variable Annuity | ReinvestmentofRedemptionsMember
Prospectus:
Name of Benefit [Text Block]	Reinvestment of Redemptions
Purpose of Benefit [Text Block]	In certain limited circumstances, allows Purchase Payments to be made without the deduction of a sales load, or with a refund of a withdrawal charge
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Request to void redemption must be made within 60 days without passing the Contract anniversary•Requests will not be processed where redemption proceeds were paid by a check payable to the Owner and cashed or proceeds directly deposited into a bank account
Name of Benefit [Text Block]	Reinvestment of Redemptions
Flexible Payment Variable Annuity | TerminalIllnessBenefitMember
Prospectus:
Name of Benefit [Text Block]	Terminal Illness Benefit
Purpose of Benefit [Text Block]	Waives withdrawal charges if primary Annuitant is terminally ill
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Must meet timing and definitional requirements for “terminal illness”
Name of Benefit [Text Block]	Terminal Illness Benefit
Flexible Payment Variable Annuity | NursingHomeBenefitMember
Prospectus:
Name of Benefit [Text Block]	Nursing Home Benefit
Purpose of Benefit [Text Block]	Waives withdrawal charges if primary Annuitant is confined to a nursing home
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Applies after first anniversary•Confinement must be medically necessary for 90 consecutive daysName of BenefitPurposeIs Benefit Standard or OptionalMaximum FeeBrief Description of Limitations/Restrictions
Name of Benefit [Text Block]	Nursing Home Benefit
Flexible Payment Variable Annuity | AutomaticDollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Automatic Dollar Cost Averaging
Purpose of Benefit [Text Block]	On a periodic basis, automatically transfers a specific amount from the Government Money Market Division into other Divisions you selected
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Cannot use with portfolio rebalancing
Name of Benefit [Text Block]	Automatic Dollar Cost Averaging
Flexible Payment Variable Annuity | SystematicWithdrawalPlanMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawal Plan
Purpose of Benefit [Text Block]	Allows for monthly payments drawn from your investment options during the accumulation phase either proportionately from your investment options or from specific investment options
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Proportionate deductions may be limited for amounts in the Guaranteed Interest •Withdrawal charges may apply to amounts in excess of the free withdrawal amount•Taxes or penalties may apply
Name of Benefit [Text Block]	Systematic Withdrawal Plan
Flexible Payment Variable Annuity | SpecialWithdrawalPrivilegeMember
Prospectus:
Name of Benefit [Text Block]	Special Withdrawal Privilege
Purpose of Benefit [Text Block]	Allows the withdrawal of 10% of Contract Value without a surrender charge
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Contract must be at least $10,000•Applies only after the first anniversary
Name of Benefit [Text Block]	Special Withdrawal Privilege
Flexible Payment Variable Annuity | PortfolioRebalancingMember
Prospectus:
Name of Benefit [Text Block]	PortfolioRebalancing
Purpose of Benefit [Text Block]	Automatically rebalances the Divisions you select (either monthly, quarterly, semi-annually or annually) to maintain your chosen mix of Divisions
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Ordinarily ends upon transfers from applicable •Cannot use with dollar cost averaging
Name of Benefit [Text Block]	PortfolioRebalancing
Flexible Payment Variable Annuity | InterestSweepsMember
Prospectus:
Name of Benefit [Text Block]	Interest Sweeps
Purpose of Benefit [Text Block]	Automatically transfers interest from the GIF to any combination of
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Minimum Contract Value required for eligibility
Name of Benefit [Text Block]	Interest Sweeps
Flexible Payment Variable Annuity | AssetAllocationModelsMember
Prospectus:
Name of Benefit [Text Block]	Asset Allocation Models
Purpose of Benefit [Text Block]	Allocation models are available that comprise a combination of Divisions representing various asset classes with various levels of risk tolerance
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Only one model is available at a time•Models are “static” and therefore the Owner must make an affirmative election to change models•Available models may change in the future
Name of Benefit [Text Block]	Asset Allocation Models
Flexible Payment Variable Annuity | ExpeditedDeliveryMember
Prospectus:
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	For express mail delivery with signature required; the express mail delivery charge without signature is $15.
Flexible Payment Variable Annuity | WireTransferMember
Prospectus:
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We also charge $15 for wire transfers in connection with withdrawals.
Flexible Payment Variable Annuity | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	The Contract provides a death benefit to be paid under a lump sum, fixed or variable income plans or continued in force as a new contract for the payee(s)
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Only payable if the Annuitant dies before the •Income Plans have their own payout benefit rules at death (see below)•Is reduced for withdrawals•If payee elects to continue the Contract in force, additional restrictions may apply
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Death Benefit How Much is the Death Benefit? The amount of the Death Benefit depends in part on when the Annuitant dies. (Remember that the Annuitant is the person upon whose life the Contract is issued.) •If an Annuitant dies before the Contract’s Maturity Date—and on or after his or her 75th birthday—the Death Benefit will equal the Contract Value (determined as described below).•If an Annuitant dies after the Contract’s Maturity Date (which is stated on the specifications page of the Contract), or any time after Annuity Payments begin, no Death Benefit is payable. Income Plans have their own payout benefit rules at death. (See “Income Plans.”)•If an Annuitant dies before the Contract’s Maturity Date—and before his or her 75th birthday—the Death Benefit will equal the greater of the following:•the Contract Value (determined as described immediately below); or•the amount of Purchase Payments we received, less an adjustment for every withdrawal. (For each withdrawal, we reduce the minimum death benefit by the percentage of the Contract Value withdrawn.)When is the Death Benefit Determined? In determining the amount of the Death Benefit, the Contract Value is determined as of the date we receive proof of the Annuitant’s death at our Home Office. If we receive proof of death before the close of trading for the NYSE (typically, 4:00 p.m. Eastern Time), we will determine the Contract Value based on the value of the units in the Divisions determined at the close of that day’s trading session. If, however, we receive proof of death on or after the close of NYSE trading, we will determine the Contract Value based on the value of the units in the Divisions determined at the close of the next NYSE trading session. The values in any Guaranteed Account are determined in the same manner as are the values in the Separate Account Divisions; i.e., based on the time we receive the appropriate paperwork.
Calculation Method of Benefit [Text Block]	Guaranteed Minimum Death Benefit Examples Set forth below are two numerical examples illustrating the effect of a withdrawal from the contract upon the minimum death benefit. The first example shows a hypothetical increase in Contract Value and a hypothetical withdrawal amount; the second shows a hypothetical decrease in Contract Value and a different hypothetical withdrawal amount (this method of calculating reductions has a greater effect on withdrawals when the death benefit exceeds the Contract Value):
	When Contract Value Exceeds Total Purchase Payments	When Contract Value is Less Than Total Purchase Payments
Total Purchase Payments	$50,000	$50,000
Guaranteed Minimum Death Benefit immediately before withdrawal	$50,000	$50,000
Contract Value at the time of withdrawal	$100,000	$40,000
Withdrawal Amount	$25,000	$10,000
Proportionate Adjustment for Withdrawal	($25,000/$100,000) x $50,000 = $12,500	($10,000/$40,000) x $50,000 = $12,500
Percentage Reduction in Death Benefit	25%	25%
Guaranteed Minimum Death Benefit immediately after the withdrawal	$50,000–$12,500 = $37,500	$50,000–$12,500 = $37,500
Example: John Doe was the Owner of a Contract. John dies before the Contract Maturity Date and after his 75th birthday. Upon his death, the Company pays the Contract Value to his wife Jane, his designated beneficiary. John Doe was the Owner of a Contract. John dies before the Contract Maturity Date and before his 75th birthday. Upon his death, the Company pays the greater of the Contract Value or Purchase Payments less any adjustments for each withdrawal to his wife Jane, his designated beneficiary. John Doe was the Owner of a Contract. John dies after the Contract Maturity Date. Since the Contract has matured, no death benefits are payable through the Contract. If John settled the funds from the Contract to an Income Plan, a death benefit may be payable based on the Income Plan chosen. An enhanced death benefit (“EDB”) is available at extra cost. The EDB allows an Owner to “lock in” increases in Contract Value as measured on each Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by the dollar amount of subsequent Purchase Payments and proportionally reduced for subsequent withdrawals, in determining the death benefit payable. The EDB also guarantees that the death benefit payable under the Contract will never be less than Purchase Payments made under the Contract (adjusted for any withdrawals). The EDB on any Valuation Date equals the greatest of (i) the Contract value on that date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract value withdrawn since that Contract anniversary. We deduct the extra cost for the EDB from the Contract Value on each Contract anniversary while the EDB is in effect. (See “Enhanced Death Benefit Charge.”) The EDB is available through issue age 65 (i.e., the application must be approved no later than six months following the Primary Annuitant’s 65th birthday) and must be elected when the Contract is issued. The EDB will remain in effect until the Maturity Date or the death of the Primary Annuitant or if you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed. Example: John Doe was the Owner of a Contract and had elected to add the optional enhanced death benefit (“EDB”) to his Contract for an additional charge. John dies before the Contract Maturity Date, after one year of owning the Contract and before his 80th birthday. Upon his death, the Company pays the greatest of the Contract Value, Purchase Payments less any adjustments for each withdrawal, or the EDB on the most recent anniversary plus payments and less any adjustments for withdrawals since the prior anniversary to his wife Jane, his designated beneficiary. John Doe was the Owner of a Contract and had elected to add the optional enhanced death benefit (“EDB”) to his Contract for an additional charge. John dies before the Contract Maturity Date and after his 80th birthday. Upon his death, the Company pays the greater of the Contract Value or the EDB on the anniversary immediately prior to his 80th birthday plus payments and less any adjustments for withdrawals since that anniversary to his wife Jane, his designated beneficiary. Enhanced Death Benefit Examples Set forth below is a numerical example demonstrating the calculation of the enhanced death benefit (assuming an initial purchase payment of $100,000 with no subsequent purchase payments and no withdrawals):
Contract Anniversary	Contract Value	Enhanced Death Benefit
First	$120,000	$120,000
Second	$130,000	$130,000
Third	$110,000	$130,000
Set forth below is an example showing the calculation of both the death benefit and the enhanced death benefit for a contract with a subsequent purchase payment and a withdrawal (for illustrative purposes, the contract values are hypothetical and no annual fees are taken into account):
Date-Activity	Contract Value	Death Benefit	Enhanced Death Benefit
1/1/2024–$100,000 Initial Purchase Payment	$100,000 (immediately after Purchase Payment)	$100,000	$100,000
1/1/2025–$50,000 Purchase Payment	$120,000 (immediately before Purchase Payment)	$150,000 (i.e., the sum of the two Purchase Payments)	$170,000 (i.e., the highest anniversary account value plus the $50,000 Purchase Payment)
6/1/2025–$20,000 withdrawal	$125,000 (immediately before the withdrawal)	(1–$20,000/$125,000) x $150,000 = $126,000 (immediately after the withdrawal)	(1–$20,000/$125,000) x $170,000 = $142,800 (immediately after the withdrawal)
How is the Death Benefit Distributed? If the Owner is the Annuitant and dies before the Contract’s Maturity Date, the Beneficiary automatically becomes the new Owner and Annuitant. As a matter of current practice, the Contract continues in force, subject to limitations under federal and/or state law. (If there is more than one Beneficiary for a given Contract, each Beneficiary must make his or her own method of payment election.) If the Contract continues in force, we will set the Contract Value at an amount equal to the Death Benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Government Money Market Division and the Beneficiary (now, the new Owner) may transfer it to the Divisions chosen by such Beneficiary/Owner or to a Guaranteed Account (if available)—transfers to a GIF 8 in this circumstance are allowed only if no funds were invested in the GIF 8 on the death of the Annuitant." [New]: "Beneficiary/Owner. Pursuant to the terms of the Contract, the Contract Value will remain invested in the same investment options as those at the time of the Annuitant’s death until such time as the Beneficiary elects to transfer to different investment options or to make a withdrawal. If the Owner is not the Annuitant and the Annuitant dies before the Maturity Date, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no contingent Annuitant is named within 60 days (or whatever period that may be required under applicable state law) after we receive proof of death of the Annuitant, the Death Benefit becomes payable to the Owner. If an Owner is the Annuitant and, during his or her life, elected an Income Plan (see “Income Plans”) for a Beneficiary, Annuity Payments begin to such Beneficiary upon the death of the Owner, as described above. If the Owner did not elect an Income Plan for a Beneficiary, the Beneficiary may elect to: •continue the Contract (as described above),•receive the Death Benefit under an Income Plan, subject to limitations under federal and/or state law, or•receive the Death Benefit as a lump sum check.In any event, the Beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements. (See “Minimum Distribution Requirements.”). If no affirmative election is made, the Beneficiary will receive the Death Benefit as a lump sum check. Generally, amounts distributed as the Death Benefit are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.
Flexible Payment Variable Annuity | FrontLoadMember
Prospectus:
Transaction Expenses [Table Text Block]	Front-Load Contract (in which a sales charge is assessed when Purchase Payments are made)
Sales Load (of Purchase Payments), Maximum [Percent]	4.50%
Sales Load (of Purchase Payments), Current [Percent]	4.50%
Sales Load, Footnotes [Text Block]	The sales load for a front-load Contract depends on the amount of cumulative Purchase Payments. For the back-load Contracts, the base contract expense and the Withdrawal Charge depend on the length of time amounts have been held under the Contract and the size of the amounts held. (See “Base Contract Charges” and “Withdrawal Charges—Withdrawal Charge Rates.”)
Annual Contract Expenses [Table Text Block]	If you choose to purchase an optional benefit, you will pay additional charges as shown below.
Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Current [Dollars]	$ 30
Base Contract Expense (of Other Amount), Maximum [Percent]	0.75%
Base Contract Expense (of Other Amount), Current [Percent]	0.50%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,593
Surrender Expense, 3 Years, Maximum [Dollars]	11,531
Surrender Expense, 5 Years, Maximum [Dollars]	16,724
Surrender Expense, 10 Years, Maximum [Dollars]	30,908
Annuitized Expense, 1 Year, Maximum [Dollars]	6,593
Annuitized Expense, 3 Years, Maximum [Dollars]	11,531
Annuitized Expense, 5 Years, Maximum [Dollars]	16,724
Annuitized Expense, 10 Years, Maximum [Dollars]	30,908
No Surrender Expense, 1 Year, Maximum [Dollars]	6,593
No Surrender Expense, 3 Years, Maximum [Dollars]	11,531
No Surrender Expense, 5 Years, Maximum [Dollars]	16,724
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 30,908
Flexible Payment Variable Annuity | FrontLoadMember | EnhancedDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%
Flexible Payment Variable Annuity | FrontLoadMember | ExpeditedDeliveryMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 17
Other Transaction Fee, Current [Dollars]	17
Flexible Payment Variable Annuity | FrontLoadMember | WireTransferMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	15
Other Transaction Fee, Current [Dollars]	$ 15
Flexible Payment Variable Annuity | BackLoadMember
Prospectus:
Transaction Expenses [Table Text Block]	Back-Load Contract (in which a sales charge is assessed if and when amounts are withdrawn)
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	6.00%
Annual Contract Expenses [Table Text Block]	If you choose to purchase an optional benefit, you will pay additional charges as shown below.
Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Current [Dollars]	$ 30
Base Contract Expense (of Other Amount), Maximum [Percent]	1.50%
Base Contract Expense (of Other Amount), Current [Percent]	1.25%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,972
Surrender Expense, 3 Years, Maximum [Dollars]	15,687
Surrender Expense, 5 Years, Maximum [Dollars]	20,641
Surrender Expense, 10 Years, Maximum [Dollars]	35,133
Annuitized Expense, 1 Year, Maximum [Dollars]	2,972
Annuitized Expense, 3 Years, Maximum [Dollars]	9,687
Annuitized Expense, 5 Years, Maximum [Dollars]	16,641
Annuitized Expense, 10 Years, Maximum [Dollars]	35,133
No Surrender Expense, 1 Year, Maximum [Dollars]	2,972
No Surrender Expense, 3 Years, Maximum [Dollars]	9,687
No Surrender Expense, 5 Years, Maximum [Dollars]	16,641
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 35,133
Flexible Payment Variable Annuity | BackLoadMember | EnhancedDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%
Flexible Payment Variable Annuity | BackLoadMember | ExpeditedDeliveryMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 17
Other Transaction Fee, Current [Dollars]	17
Flexible Payment Variable Annuity | BackLoadMember | WireTransferMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	15
Other Transaction Fee, Current [Dollars]	$ 15